Property and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Property, Plant and Equipment [Line Items]
Property and equipment	$ 52,655	$ 50,341
Less accumulated depreciation	(28,451)	(20,239)
Property and equipment, net	24,204	30,102	$ 22,987
Depreciation and amortization	17,000	11,200
Disposals of property and equipment	12,700
Decrease in accumulated depreciation	8,800
Loss from disposal of property and equipment	3,800
Operations and Support
Property, Plant and Equipment [Line Items]
Loss from disposal of property and equipment	3,500
General and Administrative
Property, Plant and Equipment [Line Items]
Loss from disposal of property and equipment	300
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment	41,092	38,863
Computers, equipment, and software
Property, Plant and Equipment [Line Items]
Property and equipment	4,361	4,024
Internal-use software
Property, Plant and Equipment [Line Items]
Property and equipment	7,023	7,232
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment	$ 179	$ 222